UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Report to Stockholders.

AC ONE China Fund

Investor Class – acocx
Institutional Class – acoix

Semi-Annual Report

December 31, 2016

AC ONE CHINA FUND

Dear Shareholders,

After strong gains (though behind the gains of market indices) for the AC ONE China Fund during the first ninety days of the fiscal year, nearly all those gains were lost when the Fund’s shares declined at a pace nearly matching comparable market indices during the latest quarter.  The net result of this market and Fund price behavior has resulted in only a slight gain during the first half of this year, leaving Fund performance for the Institutional class 4.78% behind the Hang Seng Index and 4.84% behind the MSCI China Index.  Reminding shareholders of the long-term perspective of this Fund, our returns from inception continue to compare favorably with the indices.

	6	1	3
	MONTH	YEAR	YEAR	SINCE
	RETURN	RETURN	RETURN	INCEPTION(1)
Hang Seng Index(2)	5.80%	0.39%	-1.90%	3.03%
MSCI China Index(3)	5.86%	0.90%	0.14%	5.04%
Institutional Class	1.02%	-3.59%	-3.01%	5.78%
Investor Class (no load)	0.95%	-3.77%	-3.24%	5.56%
Investor Class (load)	-4.63%	-9.07%	-5.05%	4.23%

(1)	July 27, 2012
(2)	The Hang Seng Index is a free float-adjusted market capitalization index designed to measure the equity market in Hong Kong. This index cannot be invested in directly.
(3)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents then adjusted for free float.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more, or less, than their original cost. Current performance of the fund may be lower or higher than the performance quoted.  Returns for periods greater than one year are annualized. Performance data shown for the Investor Class (with load) reflects maximum sales charge of 5.50%.  Performance shown as no load does not reflect the deduction of the sales load. The funds have a 2.00% redemption fee for funds which are redeemed within 60 days if purchase, which is also not reflected in the performance data. If reflected, the load and/or fee would reduce the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-964-0788.

Institutional Class Gross Expense Ratio – 3.79%
Investor Share Class Gross Expense Ratio – 4.04%

The Fund continued to hold only H shares (listed in Hong Kong) and Chinese shares listed on the New York Stock Exchange.  Learning from the very different outcomes of the mainland and Hong Kong exchanges during the market turmoil of 2015, both Chinese industry participants and regulators have shown a renewed willingness to adopt standards of transparency and liquidity for mainland shares similar to those that exist in Hong Kong.  Therefore, the Manager expects mainland-listed shares may soon become components of the Fund—perhaps as soon as this fiscal year.

The investment strategy of the Fund continues to focus on companies offering goods and services to the Chinese middle class.  Such holdings, broadly defined, represent an allocation over twice that of the Hang Seng Index. Internet software and service companies (particularly those with growing offerings aimed at China’s middle class) represent 21.9% of the Fund (again aimed toward consumers) vs. 11.4% for the Hang Seng Index.  Over the first half

AC ONE CHINA FUND

of this fiscal year, this overweighting has retarded the Fund’s performance relative to the Indices.  Pharmaceutical and healthcare-oriented firms represent 7.7% of the Fund against no representation whatsoever in the Index.

Conversely, the Fund remains significantly underweighted in financial service companies, with such holdings comprising 22.2% of the Fund, compared to 47.6% for the Hang Seng Index.  Additionally, financial holdings concentrated on consumer-oriented holdings such as diversified insurance companies and credit card issuers.  Holding a relatively smaller allocation of this sector and holding shares within this allocation that the Manager perceives as carrying a lower volatility also impaired performance.  To remove what the Manager believes to be excessive risk, the Fund remains devoid of any property-related holdings as compared to the Hang Seng Index weighting of 10.1%.

China’s economy continued to settle towards sustainable rates more in line with a mature economy.  With 2015 Gross Domestic Product (GDP) officially reaching 6.9%, 2016 GDP was recently reported at 6.7% and 2017 estimates are presently pegged at 6.5%.  During this process of relative slowing, the service-sector of the economy continued to compensate for the relative decline in manufacturing and construction sectors.

While the gap between basic valuations of North American and Chinese equities has narrowed somewhat, the relative valuations of well-chosen Chinese equities continue to look favorable compared to other world equity markets, in our opinion.  At the end of 2016 the Hang Seng Index traded at just 10.86 times trailing earnings and yielded an average of 3.77% compared to 25.54 times trailing earnings with average yields of 2.01% for the S&P 500 Index.

The Manager of the AC ONE China Fund continues to work to create a fund that meets the needs of North American investors looking for a long-term Chinese component within a diversified global portfolio.

Respectively

Patrick Pascal
Co-President

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Because the fund is focused on Chinese companies it is subject to greater risk of adverse events in the country and region.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit nor protect against loss in a declining market.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Dividend Yield is calculated by annualizing the last quarterly dividend paid and dividing it by the current share price.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The material must be preceded or accompanied by a prospectus.

The AC ONE China Fund is distributed by Quasar Distributors, LLC.

AC ONE CHINA FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000.  Performance reflects waivers of fees and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of December 31, 2016

	One Year	Three Years	Since Inception(1)
Investor Class – Without Load	-3.77%	-3.24%	5.56%
Investor Class – With Load	-9.07%	-5.05%	4.23%
Institutional Class	-3.59%	-3.01%	5.78%
MSCI China Index(2)	0.90%	0.14%	5.04%
Hang Seng Index(3)	0.39%	-1.90%	3.03%

(1)	July 27, 2012.
(2)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents than adjusted for free float.

(3)
The Hang Seng Index is a free float-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

AC ONE CHINA FUND

Expense Example (Unaudited)
December 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	07/01/2016	12/31/2016	07/01/2016 – 12/31/2016
Investor Class Actual(2)	$1,000.00	$1,009.50	$9.88
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.38	$9.91

Institutional Class Actual(2)	$1,000.00	$1,010.20	$8.61
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.95% and 1.70% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended December 31, 2016 of 0.95% and 1.02% for the Investor Class and Institutional Class, respectively.’

AC ONE CHINA FUND

Sector Allocation (Unaudited)
as of December 31, 2016(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
as of December 31, 2016(1)(2)
(% of net assets)

Tencent Holdings	10.1%
Alibaba Group Holding – ADR	6.1
China Mobile	5.4
Ping An Insurance Group, Class H	4.6
China Mengniu Dairy	4.0
Sinopharm Group, Class H	3.9
Ctrip.com International – ADR	3.5
CITIC Securities, Class H	3.5
Industrial & Commercial Bank of China, Class H	3.4
Zhuzhou CSR Times Electric, Class H	3.3

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.
ADR – American Depositary Receipt

AC ONE CHINA FUND

Schedule of Investments (Unaudited)
December 31, 2016

	Shares	Value
COMMON STOCKS – 95.7%
Consumer Discretionary – 15.0%
Anta Sports Products	77,000	$228,830
BYD Company, Class H	37,500	196,568
Ctrip.com International – ADR*	8,850	354,000
Goodbaby International Holdings	219,000	104,594
Great Wall Motor, Class H*	136,000	126,158
Haier Electronics Group	76,000	119,226
IMAX China Holding*	32,000	156,321
Man Wah Holdings	89,200	60,230
Samsonite International	55,700	158,554
		1,504,481
Consumer Staples – 7.5%
China Mengniu Dairy	209,000	400,748
Hengan International Group	26,500	194,090
Tsingtao Brewery, Class H	42,000	158,207
		753,045
Financials – 21.8%
Bank Of China, Class H	471,000	207,676
China Life Insurance, Class H	101,000	261,080
CITIC Securities, Class H	175,000	353,625
Haitong Securities, Class H	64,400	109,718
Hong Kong Exchanges & Clearing	8,700	204,610
Industrial & Commercial Bank of China, Class H	571,000	340,449
PICC Property & Casualty, Class H	159,668	246,954
Ping An Insurance Group, Class H	92,000	457,064
		2,181,176
Health Care – 7.2%
CSPC Pharmaceutical Group	234,000	249,158
Sino Biopharmaceutical	125,000	87,654
Sinopharm Group, Class H	94,800	388,523
		725,335
Industrials – 12.3%
Air China, Class H	321,000	203,910
AviChina Industry & Technology, Class H	315,000	216,079
Beijing Capital International Airport, Class H	137,000	138,099
China Everbright International	136,000	153,399
CSR, Class H	215,000	192,022
Zhuzhou CSR Times Electric, Class H	64,500	325,730
		1,229,239

See Notes to the Financial Statements

AC ONE CHINA FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2016

	Shares	Value
Information Technology – 22.4%
AAC Technologies	14,500	$131,250
Alibaba Group Holding – ADR*	6,960	611,158
Baidu – ADR*	1,785	293,472
Tencent Holdings	41,700	1,011,105
TravelSky Technology, Class H	94,000	197,003
		2,243,988
Materials – 1.3%
Bloomage Biotechnology	42,500	63,824
China Lumena New Materials*(a)	284,000	1,831
Nine Dragons Paper Holdings	67,000	60,501
		126,156
Telecommunication Services – 7.1%
China Mobile	51,500	542,974
China Telecom, Class H	356,000	163,300
		706,274
Utilities – 1.1%
China Resources Gas Group	40,000	112,061
Total Common Stocks
(Cost $9,370,428)		9,581,755

SHORT-TERM INVESTMENT – 5.4%
Invesco Government TaxAdvantage Portfolio, Institutional Class, 0.24%^
(Cost $537,737)	537,737	537,737
Total Investments – 101.1%
(Cost $9,908,165)		10,119,492
Other Assets and Liabilities, Net – (1.1)%		(112,403)
Total Net Assets – 100.0%		$10,007,089

*	Non-income producing security.
(a)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy. See notes 2 and 3 in Notes to Financial Statements.
^	Variable Rate Security – The rate shown is the annualized seven day effective yield as of December 31, 2016.
ADR – American Depositary Receipt

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Assets and Liabilities (Unaudited)
December 31, 2016

ASSETS:
Investments, at value
(cost $9,908,165)	$10,119,492
Dividends & interest receivable	1,168
Prepaid expenses	18,412
Receivable from adviser for expense reimbursements	9,879
Total assets	10,148,951

LIABILITIES:
Payable for capital shares redeemed	81,175
Payable for fund administration & accounting fees	28,471
Payable for compliance fees	3,174
Payable for transfer agent fees & expenses	12,273
Payable for custody fees	4,852
Payable for trustee fees	2,208
Accrued expenses	7,747
Accrued distribution fees	1,962
Total liabilities	141,862

NET ASSETS	$10,007,089

NET ASSETS CONSIST OF:
Paid-in capital	$10,008,719
Accumulated undistributed net investment loss	(52,001)
Accumulated undistributed net realized loss on investments	(160,955)
Net unrealized appreciation on investments and translations of foreign currency	211,326
Net Assets	$10,007,089

	Investor	Institutional
	Class	Class
Net Assets	$676,820	$9,330,269
Shares issued and outstanding(1)	57,692	790,392
Net asset value, redemption price and minimum offering price per share(2)	$11.73	$11.80
Maximum offering price per share($11.73/0.9450)(3)(4)	$12.41	N/A

(1)	Unlimited shares authorized.
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on certain shares redeemed within 12 months of Investor Class shares.
(4)	Reflects a maximum sales charge of 5.50%.

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2016

INVESTMENT INCOME:
Interest income	$348
Dividend income	42,507
Less: Foreign taxes withheld	(7,304)
Total investment income	35,551

EXPENSES:
Investment adviser fees (See Note 4)	63,672
Fund administration & accounting fees (See Note 4)	56,536
Transfer agent fees & expenses (See Note 4)	23,440
Federal & state registration fees	15,772
Custody fees (See Note 4)	15,713
Audit fees	8,486
Compliance fees (See Note 4)	6,256
Legal fees	6,072
Trustee fees (See Note 4)	4,627
Other	3,312
Postage & printing fees	2,760
Distribution fees – Investor Class (See Note 5)	958
Total expenses before reimbursement	207,604
Less: reimbursement/waiver from investment adviser (See Note 4)	(120,052)
Net expenses	87,552

NET INVESTMENT LOSS	(52,001)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments, including foreign currency gain	158,833
Net change in unrealized appreciation on investments and translations of foreign currency	(28,095)

Net realized and unrealized gain on investments and foreign currency	130,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,737

See Notes to the Financial Statements

AC ONE CHINA FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
OPERATIONS:
Net investment income (loss)	$(52,001)	$14,443
Net realized gain (loss) on investments,
including foreign currency gain (loss)	158,833	(318,888)
Net change in unrealized appreciation
on investments and translations of foreign currency	(28,095)	(2,467,956)
Net increase (decrease) in net assets resulting from operations	78,737	(2,772,401)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	13,006	71,222
Proceeds from reinvestment of distributions	—	4,579
Payments for shares redeemed	(291,977)	(364,171)
Redemption fees	—	139
Decrease in net assets from Investor Class transactions	(278,971)	(288,231)
Institutional Class:
Proceeds from shares sold	2,170,000	391,584
Proceeds from reinvestment of distributions	12,907	25,819
Payments for shares redeemed	(1,927,627)	(1,199,995)
Redemption fees	—	1,020
Increase (decrease) in net assets from Institutional Class transactions	255,280	(781,572)
Net decrease in net assets
resulting from capital share transactions	(23,691)	(1,069,803)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	—
Institutional Class	(15,342)	—
From net realized gains:
Investor Class	—	(4,579)
Institutional Class	—	(44,602)
Total distributions to shareholders	(15,342)	(49,181)
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,704	(3,891,385)

NET ASSETS:
Beginning of year	9,967,385	13,858,770
End of year, including accumulated undistributed net
investment income (loss) of $(52,001) and $15,342, respectively.	$10,007,089	$9,967,385

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

	Six Months
	Ended				For the Period
	December 31,				Inception
	2016	Year Ended	Year Ended	Year Ended	Through
	(Unaudited)	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(1)
Investor Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$11.62	$14.68	$13.07	$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.12)	(0.03)	(0.03)	0.01	0.02
Net realized and unrealized
gain (loss) on investments and
translations of foreign currency	0.23	(2.98)	2.38	2.05	1.26
Total from investment operations	0.11	(3.01)	2.35	2.06	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—	(0.03)	(0.04)	—
Dividends from net realized gains	—	(0.05)	(0.71)	(0.23)	—
Total distributions	—	(0.05)	(0.74)	(0.27)	—
Paid-in capital from redemption fees	—	— (3)	— (3)	— (3)	— (3)

Net asset value, end of period	$11.73	$11.62	$14.68	$13.07	$11.28

TOTAL RETURN(4)(5)	0.95%	(20.50)%	18.77%	18.21%	12.80%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of period (in 000’s)	$677	$938	$1,523	$1,066	$315

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(6)	4.31%	4.03%	3.91%	4.61%	8.59%
After expense
reimbursement/waiver(6)	1.95%	1.95%	1.95%	1.95%	1.95%

Ratio of net investment income (loss)
to average net assets:
Before expense
reimbursement/waiver(6)	(3.61)%	(2.17)%	(2.23)%	(2.36)%	(6.23)%
After expense
reimbursement/waiver(6)	(1.25)%	(0.09)%	(0.27)%	0.30%	0.41%

Portfolio turnover rate(5)	17%	18%	21%	42%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

	Six Months
	Ended					For the Period
	December 31,					Inception
	2016	Year Ended	Year Ended		Year Ended	Through
	(Unaudited)	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013(1)
Institutional Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$11.70	$14.74	$13.10		$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06)	0.02	(—	)(3)	0.07	0.04
Net realized and unrealized
gain (loss) on investments and
translations of foreign currency	0.18	(3.01)	2.39		2.04	1.24
Total from investment operations	0.12	(2.99)	2.39		2.11	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)	—	(0.04)		(0.06)	—
Dividends from net realized gains	—	(0.05)	(0.71)		(0.23)	—
Total distributions	(0.02)	(0.05)	(0.75)		(0.29)	—
Paid-in capital from redemption fees	—	— (3)	—	(3)	—	— (3)

Net asset value, end of period	$11.80	$11.70	$14.74		$13.10	$11.28

TOTAL RETURN(4)	1.02%	(20.28)%	19.09%		18.57%	12.80%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of period (in 000’s)	$9,330	$9,029	$12,336		$8,963	$6,712

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(5)	4.06%	3.78%	3.66%		4.36%	8.34%
After expense
reimbursement/waiver(5)	1.70%	1.70%	1.70%		1.70%	1.70%

Ratio of net investment income (loss)
to average net assets:
Before expense
reimbursement/waiver(5)	(3.36)%	(1.92)%	(1.98)%		(2.11)%	(5.98)%
After expense
reimbursement/waiver(5)	(1.00)%	0.16%	(0.02)%		0.55%	0.66%

Portfolio turnover rate(4)	17%	18%	21%		42%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For an Institutional share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited)
December 31, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AC ONE China Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is capital appreciation and income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on July 27, 2012.  The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended December 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended December 31, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Dividends and Distributions – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2016

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities.  At December 31, 2016, the Fund had investment in an illiquid security with a total value of $1,831 or 0.02% of total net assets.  Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
China Lumena New Materials	284,000	11/13 – 1/14	$60,819

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2016

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  If valuation adjustments are applied, they are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  As of December 31, 2016, the following inputs were considered for the Fund’s Level 3 securities: last traded price and discount for lack of marketability.  If the discount for lack of marketability increased, there would be a negative impact to the security’s fair value price.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2016

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,258,630	$8,321,294	$1,831	$9,581,755
Short-Term Investment	537,737	—	—	537,737
Total Investments in Securities	$1,796,367	$8,321,294	$1,831	$10,119,492

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities
Balance as of 6/30/2016	$8,790
Accrued discounts/ premiums	—
Realized gain (loss)	(7,052)
Change in net unrealized appreciation	2,014
Net purchases (sales)	(1,921)
Transfers into and/or out of Level 3	—
Balance as of 12/31/16	$1,831
Change in unrealized appreciation during the period for
Level 3 investments held at December 31, 2016	$1

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund had no transfers into or out of Level 3 during the period.  The Level 3 investments as of December 31, 2016, represented 0.02% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of December 31, 2016.

Type of	Fair value	Valuation	Unobservable
security	as of 12/31/16	Technique	Inputs	Range
Common Stocks	$1,831	Consensus Pricing	Discount for lack	0% – 96%
			of marketability

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with AC ONE Asset Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70%

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2016

of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
6/30/2017	$244,369
6/30/2018	231,801
6/30/2019	227,683
6/30/2020	120,052

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent reimbursement for distribution and service activities.  For the period ended December 31, 2016, the Investor Class incurred expenses of $958 pursuant to the Plan.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2016

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
Investor Class:
Shares sold	1,025	5,847
Shares issued to holders in reinvestment of dividends	—	365
Shares redeemed	(24,122)	(29,187)
Net decrease in Investor Class shares	(23,097)	(22,975)
Institutional Class:
Shares sold	176,731	36,123
Shares issued to holders in reinvestment of dividends	1,111	2,046
Shares redeemed	(159,466)	(103,234)
Net increase (decrease) in Institutional Class shares	18,376	(65,065)
Net decrease in shares outstanding	(4,721)	(88,040)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2016, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$1,585,631	$1,885,925

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2016, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$1,570,028	$(1,330,607)	$239,421	$9,676,019

At June 30, 2016, the most recently completed fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Other		Total
Ordinary	Accumulated	Unrealized	Accumulated
Income	Losses	Appreciation	Earnings
$15,342	$(319,788)	$239,421	$(65,025)

As of June 30, 2016, the Fund had short-term and long-term capital loss carryovers of $159 and $319,629, respectively, which will be permitted to be carried over for an unlimited period.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2016

Fund’s taxable year subsequent to October 31. For the taxable year ended June 30, 2016, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid for the period ended December 31, 2016, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$15,342	$—	$15,342

The tax character of distributions paid for the year ended June 30, 2016, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$1	$49,180	$49,181

*  For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  GEOGRAPHIC CONCENTRATION RISK

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.  As of December 31, 2016, 100% of the Fund’s securities, excluding short-term investments, were located in China or economically tied to China.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2016, Charles Schwab, for the benefit of its customers, owned 43.1% of the outstanding shares of the Fund.

11.  SUBSEQUENT EVENT

Effective at the close of business January 31, 2017, the Fund’s Investor Class was closed and all Investor Class shares were exchanged pro-rata for Institutional Class shares.

AC ONE CHINA FUND

Additional Information (Unaudited)
December 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

AC ONE CHINA FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
AC ONE Asset Management, LLC
444 South Flower Street
Los Angeles, CA 90071

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19130

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    March 3, 2017

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    March 3, 2017

* Print the name and title of each signing officer under his or her signature.